RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

11. RELATED-PARTY TRANSACTIONS

        Aircraft Lease—On April 21, 2010, Manager acquired an aircraft with funds received solely from its managing member (Mr. Moelis). In connection with the restructuring and IPO, Manager could no longer operate the aircraft for use in the Company's business and as a result, the arrangement under which the plane was provided to the Company for its use was required to be restructured. Starting on April 15, 2014, the aircraft was used by the Company pursuant to a ten-year dry lease with Manager, the terms of which were comparable to the market rates of leasing from an independent third party. For the three and nine months ended September 30, 2014, the Company incurred $156 and $310 in lease costs to be paid to Manager, respectively. Consistent with such dry lease arrangement, the Company was obligated to bear all the costs of operating the aircraft. While the primary use of the aircraft was for business purposes, because of the benefit afforded to the Company in terms of security and productivity while traveling for personal reasons, the Company entered into a timesharing agreement with Mr. Moelis to allow him to use the aircraft for personal use. Under such timesharing agreement, Mr. Moelis was required to reimburse the Company for the maximum amount of reimbursement allowed by applicable Federal Aviation Administration rules. For the three and nine months ended September 30, 2014, Mr. Moelis incurred costs of approximately $221 and $301 pursuant to the timesharing agreement, respectively. Such amounts are included in prepaid expenses and other assets on the condensed consolidated and combined statements of financial condition. During the third quarter of fiscal 2014, Manager sold the aircraft and the ten-year dry lease was terminated.

        On August 30, 2014, Manager acquired a new aircraft with funds received solely from its managing member (Mr. Moelis). The aircraft is used and operated by the Company pursuant to a dry lease with Manager which terminates on December 31, 2019. The terms of the dry lease are comparable to the market rates of leasing from an independent third party. Pursuant to this dry lease arrangement, the lessee is obligated to bear its share of the costs of operating the aircraft. For the three and nine months ended September 30, 2014, the Company incurred $61 in aircraft lease costs to be paid to Manager. In addition, there are two other lessees of the aircraft; one of whom is Mr. Moelis. These lessees share the lease, operating and related costs of the plane in proportion to their respective use pursuant to a cost sharing and operating agreement.

        Promissory Notes—As of September 30, 2014, there were $120 of unsecured promissory notes from employees held by the Company (December 31, 2013: $831). Any outstanding balances are reflected in other receivables on the condensed consolidated and combined statements of financial condition. The notes held as of September 30, 2014 bear a rate of 4.00% and the note held at December 31, 2013, bore a rate of 4.75%. During the nine months ended September 30, 2014 and 2013, the Company received $831 and $383, respectively of principal repayments and recognized interest income of $5 and $29, respectively, on such notes, which is included in other income and expenses on the condensed consolidated and combined statements of operations.

        Allocated Expenses—Prior to the Company's IPO in April of 2014, certain expenses have been allocated from the Parent based on the most relevant measure. In most cases, corporate overhead expenses specific to the advisory business were both identifiable and quantifiable, and allocated directly to the Company. The remaining corporate overhead expenses were allocated to the Company based on usage or the relative proportion of the Company's headcount to that of the Parent.

        Management believes the assumptions and allocations underlying the condensed consolidated and combined financial statements are reasonable and the allocated amounts are representative of the amounts that would have been recorded in the condensed consolidated and combined financial statements had the Company been operated independent of the Parent for historical periods presented.

        Services Agreement—In connection with the Company's IPO, the Company entered into a services agreement with a related party, Moelis Asset Management LP, whereby the Company provides certain administrative services, technology, and office space to Moelis Asset Management LP for a fee totaling $500 and $960 for the three months ended September 30, 2014 and the year-to-date post-IPO period ended September 30, 2014, respectively. The amount of the fee is based upon the estimated usage and related expense of all shared services between the Company and Moelis Asset Management LP during the relevant period, and will be assessed periodically by Management as per the terms of the agreement.

        Joint Venture—As of September 30, 2014, the Company had a net balance due to the Australian JV (see Note 5) of $425 (December 31, 2013: $1,145), which is reflected in other assets on the condensed consolidated and combined statements of financial condition. This balance consists of amounts due to the Australian JV for advisory services performed and billable expenses incurred on behalf of the Company during the period, offset by expenses paid by the Company on behalf of the Australian JV. The relationship between the Company and the Australian JV is governed by a services agreement.

        Other Equity Method Investment—In June of 2014, the Company made an investment of $265 into an entity controlled by a related party, Moelis Asset Management LP. The Company has determined that it should account for this investment as an equity method investment on the condensed consolidated and combined financial statements. For the three and nine months ended September 30, 2014, no income or loss was recorded on this investment.

        Revenues—From time to time, the Company enters into advisory transactions with Moelis Asset Management LP and its affiliates. For the three and nine months ended September 30, 2014, the Company earned revenues of $2,769 and $3,717, respectively, associated with such transactions.

10. RELATED-PARTY TRANSACTIONS

        Aircraft—On April 21, 2010, Manager acquired an aircraft with funds received solely from its managing member. Manager is obligated to bear all depreciation and other costs of operating the aircraft related to uses other than for the Company's business. As the aircraft is typically used for Company business purposes, the Company in the ordinary course advances Manager amounts related to the aircraft's operating costs. As of December 31, 2013, $58 was due from Manager to the Company (December 31, 2012: $211). Such amounts are included in other receivables on the combined statements of financial condition. To the extent the Company utilizes the aircraft for business, the Company is obligated to incur such expenses. During the years ended December 31, 2013, 2012 and 2011, the Company recorded expenses of $2,270, $2,625 and $2,552, respectively, for use of the aircraft.

        Promissory Notes—As of December 31, 2013, the Company held unsecured promissory notes from employees aggregating $831 (December 31, 2012: $1,214) which are reflected in other receivables on the combined statements of financial condition. The notes bear interest at fixed and variable rates (range of 4.00%-4.75% as of December 31, 2013) and mature on various dates through February 28, 2015. During the years ended December 31, 2013, 2012 and 2011, the Company received $383, $56 and $157, respectively of principal repayments and recognized interest income of $39, $43 and $40, respectively, on these notes, which is included in other income and expenses on the combined statements of operations.

        Allocated Expenses—In most cases, corporate overhead expenses specific to the Advisory business were both identifiable and quantifiable, and allocated directly to the Company. The remaining corporate overhead expenses were allocated to the Company based on usage or the relative proportion of the Company's headcount to that of the Parent.

        Management believes the assumptions and allocations underlying the combined financial statements are reasonable and the allocated amounts are representative of the amounts that would have been recorded in the combined financial statements had the Company been operated independent of the Parent for historical periods presented.

        Moelis Capital Partners LLC—As of December 31, 2012 the Company had a net balance due from Moelis Capital Partners LLC, the private equity business of Old Holdings, of $402, which is reflected in other receivables on the combined statements of financial condition. This balance, which was allocated to the Company from the Parent, consists of the net balance due from Moelis Capital Partners LLC (an entity not involved in the Advisory business and therefore not included in the combined financial statements but owned by the Parent) for cash expenditures or contributions made by the Parent on behalf of Moelis Capital Partners, net of cash distributions made to the Parent by Moelis Capital Partners. As of December 31, 2013, the Company had no balance due to or due from Moelis Capital Partners.

        Joint Venture—As of December 31, 2013 the Company had a net balance due to the Australian JV (see Note 4) of $1,145 (December 31, 2012: $263), which is reflected in other liabilities on the combined statements of financial condition. This balance consists of amounts due to the Australian JV for advisory services performed and billable expenses incurred on behalf of the Company during the period, offset by expenses paid by the Company on behalf of the Australian JV. This relationship between the Company and the Australian JV is governed by a service agreement between the Australian JV and the Parent.

        Moelis Holdings Feeder, Inc.—As of December 31, 2012 the Company had a net balance due from Moelis Holdings Feeder, Inc. ("Feeder") of $286, which is reflected in other receivables on the combined statements of financial condition. Feeder is a holding company through which certain external investors have invested in the Parent. This balance, which was allocated to the Company from the Parent, consists of amounts due from Feeder for administrative expenses and tax distributions made by the Parent on behalf of the external investors. As of December 31, 2013, the Company had no balance due to or due from Feeder.